Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 2,168	$ 2,707
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	392	74
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	296	305
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,356	2,121
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	88	88
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans		80
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	36	39
Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,450	783
Loans 90 Days or More Past Due [Member] | Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	392
Loans 90 Days or More Past Due [Member] | Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	190	195
Loans 90 Days or More Past Due [Member] | Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	846	541
Loans 90 Days or More Past Due [Member] | Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 22	13
Loans 90 Days or More Past Due [Member] | Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans		$ 34